 THIS FILING LISTS SECURITIES HOLDINGS               ---------------------------
   REPORTED ON THE FORM 13F FILED ON                        OMB APPROVAL
  11/13/06 PURSUANT TO A REQUEST FOR                 ---------------------------
 CONFIDENTIAL TREATMENT AND FOR WHICH                OMB Number:  3235-0006
  THAT CONFIDENTIAL TREATMENT EXPIRED.               Expires:  December 31, 2009
                                                     Estimated average burden
                                                     hours per form ....... 22.6
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:       9/30/2006
                                                               -----------
            Check here if Amendment [X]: Amendment Number:               4
                                                               -----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         MICHAEL R. MURPHY
              ------------------------------------------------------------
Address:      191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
              ------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael R. Murphy
              ------------------------------------------------------------
Title:        Managing Member of Discovery Group I, LLC
              ------------------------------------------------------------
Phone:        312-265-9600
              ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------
(City, State)
8/13/2007
--------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          ---------------

Form 13F Information Table Entry Total:
                       1
          ---------------
Form 13F Information Table Value Total:
           $        437 (thousands)
          --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number      Name
1                  28-11635                  DANIEL J. DONOGHUE
-------            --------------------      -----------------------------------
2                  28-11637                  DISCOVERY GROUP I, LLC
-------            --------------------      -----------------------------------

                                                     13F INFORMATION TABLE
                                                           9/30/2006

       COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                             Voting Authority

        NAME OF            TITLE OF               VALUE    SHRS OR    SH/  PUT/   INVESTMENT    OTHER
        ISSUER              CLASS      CUSIP    (X $1000)  PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED     NONE
EPIC BANCORP                 COM     294250105        437     28,600  SH         SHARED-OTHER     1              28,600

TOTAL                                                 437     28,600                                             28,600